UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22593

The Cushing Energy Income Fund
(Exact name of registrant as specified in charter)

300 Crescent Court, Suite 1700
Dallas, TX 75201
(Address of principal executive offices) (Zip code)

Jerry V. Swank
300 Crescent Court, Suite 1700
Dallas, TX 75201
(Name and address of agent for service)

214-692-6334
Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2019

Item 1. Schedule of Investments.

The Cushing Energy Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2019

		Fair
Common Stock - 94.8%	Shares	Value
General Partners - 1.8%
United States - 1.8%
EnLink Midstream LLC(1)	40,250	$319,585

Exploration & Production - 77.1%
Canada - 8.6%
Encana Corporation(1)	96,649	429,122
Suncor Energy, Inc.(1)	17,397	508,514
Vermilion Energy, Inc.(1)	41,000	583,840
France - 2.9%
Total S.A.(1)	10,300	514,176
Sweden - 15.3%
Lundin Petroleum AB(1)(2)	9,104	2,714,813
United Kingdom - 6.3%
BP Plc(1)	30,307	1,119,844
United States - 44.0%
Brigham Minerals Inc.(1)(2)	40,000	799,600
Cabot Oil & Gas Corporation(1)	37,870	648,334
Chevron Corporation(1)	11,110	1,307,869
Cimarex Energy Company(1)	6,500	278,070
Concho Resources, Inc.(1)(2)	4,500	329,175
Conoco Phillips(1)	6,900	360,042
Diamondback Energy Inc.(1)	7,420	727,754
EOG Resources Inc.(1)	12,119	899,109
Equinor ASA(1)	27,612	469,680
Occidental Petroleum Corporation(1)	17,701	769,639
Pioneer Natural Resource Company(1)	5,406	667,208
Rosehill Resources, Inc.(1)(2)	96,749	149,961
WPX Energy Inc.(1)	36,000	387,360
		13,664,110
Large Cap Diversified C Corps - 8.2%
United States - 8.2%
ONEOK, Inc.(1)	20,400	1,454,112

Natural Gas Gatherers & Processors - 5.7%
United States - 5.7%
Targa Resources Corporation(1)	27,926	1,008,687

Refiners - 2.0%
United States - 2.0%
Marathon Petroleum Corporation(1)	30,000	355,200

Total Common Stock (Cost $19,151,286)		$16,801,694

MLP Investments and Related Companies - 28.9%	Units
Exploration & Production - 7.9%
Canada - 3.8%
Canadian Natural Resources LTD(1)	27,937	$667,694
United States - 4.1%
Kimbell Partners L.P.(1)	47,238	723,686
		1,391,380
Large Cap MLP - 5.6%
United States - 5.6%
Energy Transfer, L.P.(1)	72,745	990,060

Marine - 2.1%
Republic of the Marshall Islands - 2.1%
Golar LNG Partners, L.P.(1)	38,624	378,901

Natural Gas Gatherers & Processors - 6.8%
United States - 6.8%
DCP Midstream Partners, L.P.(1)	27,821	677,720
Noble Midstream Partners, L.P.(1)	21,871	532,121
		1,209,841
Upstream MLPs - 6.5%
United States - 6.5%
Viper Energy Partners, L.P.(1)	39,685	1,149,675

Total MLP Investments and Related Companies (Cost $5,745,943)		$5,119,857

Preferred Stock - 0.3%
Upstream MLPs - 0.3%
United States - 0.3%
Mid-Con Energy Partners, L.P.	116,279	$46,512
Total Preferred Stock (Cost $250,000)		$46,512

Fixed Income - 17.4%	Principal Amount
Exploration & Production - 17.4%
United States - 17.4%
Highpoint Operation Corporation, 7.000%, due 10/15/2022	500,000	$457,500
Murphy Oil Corporation, 5.875%, due 12/01/2042(1)	600,000	525,000
QEP Resources, Inc., 5.625%, due 03/01/2026(1)	1,500,000	1,222,500
Southwestern Energy Company, 6.200%, due 01/23/2025(1)	1,000,000	880,000
Total Fixed Income (Cost $3,448,796)		$3,085,000

Short-Term Investments - Investment Companies - 0.5%	Shares
United States - 0.5%
First American Government Obligations Fund - Class X, 2.03%(1)(3)	48,729	$48,729
First American Treasury Obligations Fund - Class X, 2.02%(1)(3)	48,729	48,729
Total Short-Term Investments - Investment Companies (Cost $97,458)		$97,458

Total Investments - 141.9% (Cost $28,693,484)		$25,150,521
Liabilities in Excess of Other Assets - (41.9)%		(7,422,678)
Net Assets Applicable to Common Stockholders - 100.0%		$17,727,843

(1) All or a portion of these securities are held as collateral pursuant to the loan agreements.
(2) No distribution or dividend was made during the period ended August 31, 2019. As such, it is classified as a non-income producing security as of August 31, 2019.
(3) Rate reported is the current yield as of August 31, 2019.

Fair Value Measurements
Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.
		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2019	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$16,801,694	$16,801,694	$-	$-
Master Limited Partnerships and Related Companies (a)	5,119,857	5,119,857	-	-
Preferred Stock (a)	46,512	-	46,512
Total Equity Securities	21,968,063	21,921,551	46,512	-
Notes Senior Notes(a)	3,085,000	-	3,085,000	-
Total Notes	3,085,000	-	3,085,000	-
Other Short Term Investments (a)	97,458	97,458	-	-
Total Other	97,458	97,458	-	-
Total Assets	$25,150,521	$22,019,009	$3,131,512	$-
(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended August 31, 2019.

Transfers into and out of each level are measured at fair value at the end of the period. There were no transfers between any levels during the period ended August 31, 2019.

Item 2. Controls and Procedures.
(a)
The Fund’s President and Treasurer have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Fund’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Fund as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     The Cushing Energy Income Fund

By (Signature and Title)        /s/ Jerry V. Swank
Jerry V. Swank, President & Chief Executive Officer

Date        10/29/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Jerry V. Swank
Jerry V. Swank, President & Chief Executive Officer

Date        10/29/19

By (Signature and Title)         /s/ John H. Alban
John H. Alban, Treasurer & Chief Financial Officer

Date        10/29/19